TAXES ON INCOME	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
TAXES ON INCOME [Text Block]
NOTE 20 -	TAXES ON INCOME

A.	Tax rates applicable to the Group:

1.	The Company is subject to tax rates applicable in Canada. The combined federal and provincial rate is 26.5%.

2.	The Israeli subsidiaries are subject to Israeli corporate income tax rate of 23%.

3.	The German subsidiary is subject to weighted tax rate of approximately 29.1% (composed of Federal and Municipal tax) for the reported periods.

B.	Carryforward net operating losses for tax purposes:

1.
As of December 31, 2025, the carryforward net operating tax losses of the Israeli subsidiaries amounted to approximately $40,472, which can be carried forward to future years and offset against taxable income in the future without any time limitation.

2.
As of December 31, 2025, the carryforward net operating tax losses of the German subsidiary amounted to approximately $16,938 which can be carried forward without time limitation. Under the restrictions of the so-called minimum taxation, only 60% (from 2024 to 2027: 70%) of annual taxable profits in excess of EUR 1,000 thousand can be offset by loss carryforwards. This tax loss carryforward rule applies for both corporate income tax purposes and trade tax purposes (the increase within the minimum taxation to 70% applies for corporate income tax purposes but not for trade tax purposes). For corporate income tax (not trade tax) purposes, an optional loss carryback is permitted for two years up to a maximum amount of EUR 1,000 thousand.

Deferred tax assets were not recorded since the entities in the Group do not anticipate utilizing the net operating losses in the foreseeable future.

C.	Income tax expense (tax benefit):

	Year ended December 31,
	2025	2024	2023

Current taxes	$186	$28	$182
Deferred taxes, net	(165)	(150)	394
Taxes on income from previous years	71	(901)	195

	$92	$(1,023)	$771

D.	Reconciliation of tax expense (benefit) and the accounting loss multiplied by the Company's domestic tax rate for:

	Year ended December 31,
	2025	2024	2023

Loss before income tax	$(11,658)	$(12,794)	$(9,457)

Statutory tax rate in Canada 26.5%	(3,089)	(3,390)	(2,506)

Increase (decrease) in income tax due to:
Non-deductible expenses (non-taxable income), net for tax purposes	1,699	(223)	(122)
Effect of different tax rates of subsidiaries	(113)	232	169
Adjustments in respect of current income tax of previous years	71	(708)	195
Recognition of tax benefits in respect of losses incurred in previous years	317	1,078	1,565
Unrecognized tax benefit in respect of losses incurred for the year	640	1,059	1,432
Other adjustments	567	929	38

Income tax expense (benefit)	$92	$(1,023)	$771